INVESTMENT SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES

NOTE 4. INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale and held to maturity are as follows:

	Amortized Cost	Unrealized		Fair Value
June 30, 2014		Gains	Losses
	(Dollars in thousands)
Held to maturity:
Foreign bonds	$—	$—	$—	$—

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$79,896	$594	$392	$80,098
U.S. Government agencies and sponsored enterprises mortgage-backed securities	575,101	5,132	1,191	579,042
State and municipal obligations	2,039	198	—	2,237
Asset-backed securities	443,972	3,790	1,126	446,636
Corporate bonds and other debt securities	544,041	7,230	20	551,251
Preferred Stock	66,340	149	1,051	65,438

Total available for sale	$1,711,389	$17,093	$3,780	$1,724,702

	Amortized Cost	Unrealized		Fair Value
December 31, 2013		Gains	Losses
	(Dollars in thousands)
Held to maturity:
Foreign bonds	$365	$—	$1	$364

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$51,553	$58	$456	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	243,062	1,071	2,495	241,638
State and municipal obligations	2,039	85	—	2,124
Asset-backed securities	385,979	3,267	1,281	387,965
Corporate bonds and other debt securities	375,373	4,453	601	379,225
Preferred Stock	90,330	205	6,871	83,664

Total available for sale	$1,148,336	$9,139	$11,704	$1,145,771

As part of the Company’s liquidity management strategy, the Company pledges loans and securities to secure borrowings from the FHLB. The Company also pledges securities to collateralize public deposits. The carrying value of all pledged securities totaled $946.5 million and $437.4 million at June 30, 2014 and December 31, 2013, respectively.

The amortized cost and estimated fair value of securities available for sale and held to maturity, by contractual maturity, are as follows:

	June 30, 2014		December 31, 2013
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
Held to maturity:
Due in one year or less	$—	$—	$365	$364

Total held to maturity	$—	$—	$365	$364

Available for sale:
Due in one year or less	$19,337	$19,538	$10,085	$10,212
Due after one year through five years	403,194	407,426	305,317	309,064
Due after five years through ten years	85,262	84,966	10,735	10,665
Due after ten years	118,183	121,656	51,913	52,044
U.S. Government agencies and sponsored enterprises mortgage-backed securities and asset-backed securities	1,019,073	1,025,678	679,956	680,122
Preferred Stock	66,340	65,438	90,330	83,664

Total available for sale	$1,711,389	$1,724,702	$1,148,336	$1,145,771

For purposes of the maturity table, mortgage-backed securities and asset-backed securities, the principal of which are repaid periodically, are presented as a single amount. The expected lives of these securities will differ from contractual maturities because borrowers may have the right to prepay the underlying loans with or without prepayment penalties.

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position for the periods presented:

	Less than 12 Months		12 Months or More		Total
June 30, 2014	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$23,305	$129	$19,866	$263	$43,171	$392
U.S. Government agencies and sponsored enterprises mortgage-backed securities	23,444	130	56,826	1,061	80,270	1,191
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	118,831	1,113	2,500	13	121,331	1,126
Corporate bonds and other debt securities	32,130	20	—	—	32,130	20
Preferred stock	12,951	59	36,251	992	49,202	1,051

Total available for sale	$210,661	$1,451	$115,443	$2,329	$326,104	$3,780

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$41,276	$456	$—	$—	$41,276	$456
U.S. Government agencies and sponsored enterprises mortgage-backed securities	141,304	2,494	636	1	141,940	2,495
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	161,879	1,233	11,949	48	173,828	1,281
Corporate bonds and other debt securities	58,596	601	—	—	58,596	601
Preferred stock	65,061	6,871	—	—	65,061	6,871

Total available for sale	$468,116	$11,655	$12,585	$49	$480,701	$11,704

At June 30, 2014, the Company’s security portfolio consisted of 307 securities, of which 63 securities were in an unrealized loss position. A total of 35 were in an unrealized loss position for less than 12 months. The unrealized losses for these securities resulted primarily from changes in interest rates. All securities available for sale at June 30, 2014 and December 31, 2013 are investment grade based on ratings from recognized rating agencies.

The Company monitors its investment securities for other than temporary impairment (“OTTI”). Impairment is evaluated on an individual security basis considering numerous factors, and its relative significance varies depending on the situation. The Company has evaluated the nature of unrealized losses in the investment securities portfolio to determine if OTTI exists. The unrealized losses relate to changes in market interest rates and specific market conditions that do not represent credit-related impairments. Furthermore, the Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before the recovery of their amortized cost basis. Management has completed an assessment of each security in an unrealized loss position for credit impairment, including securities with existing characteristics that are covered under the Volcker Rule, and has determined that no individual security was other than temporarily impaired at June 30, 2014 or December 31, 2013. The following describes the basis under which the Company has evaluated OTTI:

U.S. Government Agencies and Sponsored Enterprises Obligations and Mortgage-Backed Securities (“MBS”):

The unrealized losses associated with U.S. Government agencies and sponsored enterprises obligations and MBS are primarily driven by changes in interest rates. These securities have either an explicit or implicit U.S. government guarantee.

Corporate Bonds and Asset Backed Securities:

Securities were generally underwritten in accordance with the Company’s own investment standards prior to the decision to purchase, without relying on a bond issuer’s guarantee in making the investment decision. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

Preferred Stock:

The unrealized losses associated with preferred stock investments in large U.S. financial institutions are primarily driven by changes in interest rates. These securities were generally underwritten in accordance with the Company’s own investment standards prior to the decision to purchase. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

Gross realized gains and losses on the sale of securities available for sale are shown below. The cost of securities sold is based on the specific identification method.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Proceeds from sales	$241,400	$193,036	$493,162	$309,330

Gross realized gains	$5,203	$1,757	$7,897	$2,566
Gross realized losses	(824)	(92)	(1,012)	(92)

Net realized gains (losses) on sales	$4,379	$1,665	$6,885	$2,474

NOTE 3. INVESTMENT SECURITIES

Investment securities at December 31, 2013 and December 31, 2012 are summarized as follows (in thousands):

	December 31, 2013
	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
Held to maturity:
Foreign bonds	$365	$—	$1	$364

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$51,553	$58	$456	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	243,062	1,071	2,495	241,638
State and municipal obligations	2,039	85	—	2,124
Asset-backed securities	385,979	3,267	1,281	387,965
Corporate bonds and other securities	375,373	4,453	601	379,225
Preferred Stock	90,330	205	6,871	83,664

Total available for sale	$1,148,336	$9,139	$11,704	$1,145,771

	December 31, 2012
	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
Held to maturity:
Foreign bonds	$549	$—	$3	$546

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$145,795	$913	$16	$146,692
U.S. Government agencies and sponsored enterprises mortgage-backed securities	289,745	5,124	84	294,785
State and municipal obligations	2,539	251	—	2,790
Asset-backed securities	616,254	4,746	1,588	619,412
Corporate bonds and other securities	401,293	9,448	6	410,735

Total available for sale	$1,455,626	$20,482	$1,694	$1,474,414

The following is a summary of investment securities at December 31, 2013 and December 31, 2012, by contractual maturity (in thousands):

	December 31, 2013		December 31, 2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Held to maturity:
Due within one year	$365	$364	$200	$200
Due after one year through five years	—	—	349	346

Total held to maturity	$365	$364	$549	$546

Available for sale:
Due within one year	$10,085	$10,212	$51,712	$52,349
Due after one year through five years	305,317	309,064	314,966	322,604
Due after five years through ten years	10,735	10,665	87,652	87,838
Due after ten years	51,913	52,044	29,161	30,429
U.S. Government agencies and sponsored enterprises mortgage-backed securities and asset-backed securities	679,956	680,122	972,135	981,194
Preferred Stock with perpetual maturity	90,330	83,664	—	—

Total available for sale	$1,148,336	$1,145,771	$1,455,626	$1,474,414

For purposes of the maturity table, mortgage-backed securities and asset-backed securities, the principal of which are repaid periodically, are presented as a single amount. The expected lives of these securities will differ from contractual maturities because borrowers may have the right to prepay the underlying loans with or without prepayment penalties.

The following table presents the estimated fair values and the gross unrealized loss on investment securities in an unrealized loss position greater than and less than 12 months as of December 31, 2013 (in thousands):

	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$41,276	$456	$—	$—	$41,276	$456
U.S. Government agencies and sponsored enterprises mortgage-backed securities	141,304	2,494	636	1	141,940	2,495
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	161,879	1,233	11,949	48	173,828	1,281
Corporate bonds and other securities	58,596	601	—	—	58,596	601
Preferred stock	65,061	6,871	—	—	65,061	6,871

Total available for sale	$468,116	$11,655	$12,585	$49	$480,701	$11,704

The following table presents the estimated fair values and the gross unrealized loss on investment securities in an unrealized loss position greater than and less than 12 months as of December 31, 2012 (in thousands):

	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$969	$16	$—	$—	$969	$16
U.S. Government agencies and sponsored enterprises mortgage-backed securities	21,860	84	—	—	21,860	84
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	60,972	60	107,737	1,528	168,709	1,588
Corporate bonds and other securities	2,993	6	—	—	2,993	6
Preferred stock	—	—	—	—	—	—

Total available for sale	$86,794	$166	$107,737	$1,528	$194,531	$1,694

All securities available for sale at December 31, 2013 and December 31, 2012 are investment grade based on ratings from recognized rating agencies.

The Company monitors its investment securities for OTTI. Impairment is evaluated on an individual security basis considering numerous factors, and its relative significance varies depending on the situation. The Company has evaluated the nature of unrealized losses in the investment securities portfolio to determine if OTTI exists. The unrealized losses relate to changes in market interest rates and specific market conditions that do not represent credit-related impairments. Furthermore, it is more-likely-than-not that the Company will be able to retain the securities for a period of time sufficient for a recovery in value to the amortized cost basis. Management has completed an assessment of each security in an unrealized loss position for credit impairment and has determined that no individual security was other than temporarily impaired at December 31, 2013 and December 31, 2012. The following describes the basis under which the Company has evaluated OTTI:

U.S. Government Agencies and Sponsored Enterprises Obligations and Mortgage-Backed Securities (“MBS”):

The unrealized losses associated with U.S. Government agencies and sponsored enterprises obligations and MBS are primarily driven by changes in interest rates. These securities have either an explicit or implicit U.S. government guarantee.

Corporate Bonds and Asset Backed Securities:

Securities were generally underwritten in accordance with the Company’s own investment standards prior to the decision to purchase, without relying on a bond issuer’s guarantee in making the investment decision. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

Preferred Stock:

The unrealized losses associated with preferred stock investments in large U.S. financial institutions are primarily driven by changes in interest rates. These securities were generally underwritten in accordance with the Company’s own investment standards prior to the decision to purchase. These investments are investment grade and will continue to be monitored as part of the Company’s ongoing impairment analysis, but are expected to perform in accordance with their terms.

Proceeds from sales of investment securities available for sale during the years ended December 31, 2013 and 2012 totaled $1.2 billion and $1.1 billion, respectively, resulting in gross realized gains of $9.7 million and $2.7 million gross realized losses of $1.0 million and $444,000, respectively, which are included in gain on sales of investment securities available for sale in the consolidated statements of operations.

As part of the Company’s liquidity management strategy, the Company pledges loans and securities to secure borrowings from the FHLB. The Company also pledges securities to collateralize public deposits. The amortized cost and fair value of all pledged securities totaled $438 million and $437 million, respectively, at December 31, 2013. The amortized cost and fair value of all pledged securities totaled $567 million and $576 million, respectively, at December 31, 2012.